Income Taxes	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Income Taxes	Income Taxes
For tax reporting purposes, the Company consolidates its entities under GLOBALFOUNDRIES Inc., a Cayman Islands entity as described in Note 1. Accordingly, the Company has presented the domestic portion of the disclosures below based on its country of domicile in the Cayman Islands.
As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.00%. The difference between the Company’s domestic statutory income tax rate and its (provision) benefit for income taxes is due to the effect of the tax rates in the other jurisdictions in which the Company operates. Principally, for the years ended December 31, 2022 and 2021, the Company is subject to United States’ federal and state taxes with a combined statutory tax rate of 22.1% and 22.1%, respectively; German corporation and trade taxes with a combined statutory tax rate of 31.6%; and Singapore’s statutory tax rate of 17%.
Income tax benefit (expense) consisted of the following:

(in millions)	December 31, 2022	December 31, 2021	December 31, 2020
Current income tax expense:
Current income tax benefit (expense)	$(14)	$2	$(29)
Adjustments in respect of current income tax of previous year	(5)	(1)	—
Deferred tax
Net operating and investment allowance carryforwards	(44)	(78)	35
Currency effect on non-monetary assets of subsidiary	(12)	(37)	43
Other change in temporary differences	(11)	36	(37)
Income tax benefit (expense) reported in the consolidated statements of operations	$(86)	$(78)	$12
A reconciliation between tax benefit and accounting profit multiplied by the Company’s statutory rate of 0.0% is as follows:

(in millions)	December 31, 2022	December 31, 2021	December 31, 2020
Income (Loss) before income taxes	$1,532	$(176)	$(1,365)
Tax at Enacted Statutory Rate	$—	$—	$—
Foreign tax rate differential	(98)	(75)	59
Adjustments in respect to current income tax of previous years	(5)	(1)	—
Government grants exempt from tax	7	5	13
Deductible expense for tax purpose	—	(1)	(8)
Impact of unrecognized deferred tax assets	57	9	(63)
Non-deductible expenses for tax purposes	(21)	(4)	—
Effects of foreign exchange gains (loss)	(14)	(22)	40
Impact of change in liability for uncertain tax positions	1	7	9
Withholding Tax	(11)	—	(34)
Other effects	(2)	4	(4)
Income tax benefit (expense)	$(86)	$(78)	$12
Effective income tax rate	(5.6)%	44.3%	(0.9)%

The Company has determined that it is probable that 100% of deferred tax assets can be realized in Singapore. The Company has determined that realization of deferred taxes associated with loss carryforwards is limited to reserves for uncertain tax positions in the United States that would generate future taxable income, and deferred tax assets resulting from consolidation of AMTC and BAC.
In 2020, Singapore recorded a tax benefit of $64 million (included under “Foreign tax rate differential” of $59 million) relating to a revaluation of deferred tax liabilities after satisfying investment conditions necessary for an extension of a lower tax rate incentive during the year. The conditions that were required for the reduced tax rate related to fixed asset investment, increased wafer production, targeted research projects, and increased employment.
In 2020, the Company recorded withholding tax amounting to $34 million, triggered primarily from a legal settlement.
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

(in millions)	December 31, 2022	December 31, 2021
Accelerated depreciation on property, plant and equipment	$(18)	$(458)
Losses, credits and investment allowances available for offsetting against future taxable income	277	394
Accrued expenses	16	349
Inventory	1	65
Other comprehensive income	(8)	—
Currency effect	—	(8)
Deferred income	—	10
Other	(2)	(1)
Net deferred tax assets	$266	$351

The net deferred tax assets as of December 31, 2022 have been adjusted to reflect a change in classification methodology primarily impacting accrued expenses and accelerated depreciation on property, plant and equipment. There is no change to presentation for balances as of December 31, 2021.

The classification of the net deferred tax assets (liabilities) in the statements of financial position is as follows:

(in millions)	December 31, 2022	December 31, 2021
Deferred tax assets	$292	$353
Deferred tax liabilities(1)	(26)	(2)
Net deferred tax assets	$266	$351
(1) Included in Other non-current liabilities in the statements of financial position.

Total unrecognized deferred tax assets as of December 31, 2022 and 2021 was $3,708 million and $3,355 million, respectively. The Company does not anticipate any significant changes to the total amounts of unrecognized deferred tax assets within the next 12 months of the reporting date. Deferred tax assets have not been recognized in respect to these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits.
As of December 31, 2022 and 2021, the Company has accumulated corporate losses in Germany of $1,132 million and $1,182 million, respectively, and trade tax losses in Germany of $851 million and $898 million, respectively. Except for a fully deductible base amount, utilization of German net operating loss carryforwards is limited to 60% of taxable income in any one year. German net operating losses do not expire with the passage of time, but may forfeit partially or completely as a result of legal entity restructurings.
As of December 31, 2022 and 2021, the Company has unutilized capital allowances on the property and equipment held in Singapore of $713 million and $1,169 million, respectively, and unutilized tax losses available for carryforward of $58 million and $58 million, respectively. Under Singapore tax law, unutilized capital allowances and unutilized tax losses are deductible to the extent of income available. Unutilized capital allowances and unutilized tax losses can be carried forward indefinitely subject to compliance with the conditions that there is no substantial change in shareholders and no change in the Company’s principal activities, where applicable. As of December 31, 2022 and 2021, the Company has investment allowances of $843 million and $843 million, respectively in Singapore which can be carried forward indefinitely. These carryforward tax attributes have been fully recognized as deferred tax assets.
As of December 31, 2022 and 2021, the Company has gross operating loss carryforwards in the United States of $7,307 million and $8,066 million, respectively; $5,762 million will expire in years 2029 through 2037. As of December 31, 2022 and 2021, the Company has $822 million and $854 million, respectively of California gross operating loss carryforwards and, in the other states in which it operates, it has gross operating loss carryforwards of $885 million and $963 million, respectively. The state carryforwards expire beginning in 2023. In addition, the Company has U.S. research and development tax credit carryforwards of $157 million and $146 million for the years December 31, 2022 and 2021, respectively, that will expire in years 2030 through 2042. The Company has California research and development tax credits of $17 million and $15 million as of December 31, 2022 and 2021, respectively, that do not expire. In addition, the Company has nonrefundable New York Empire Zone credit carryforwards of $1,115 million and $1,115 million as of December 31, 2022 and 2021, respectively, that do not expire. Five other states have research and development tax credits, Texas, Minnesota, Vermont, North Carolina, and
New Jersey for which the Company has calculated a total credit carryforward of $8 million and $8 million for the years December 31, 2022 and 2021, respectively. These credits have a carryforward that expire between 2030 through 2042. These carryforward attributes have not been recognized as deferred tax assets.
At December 31, 2022 and 2021, no deferred tax liabilities were recorded for taxes that would be payable on the undistributed earnings of the Company’s subsidiaries. It is the Company’s intention to indefinitely reinvest the undistributed earnings of its foreign subsidiaries. The cash that is permanently reinvested is typically used to expand operations.
A reconciliation of deferred taxes, net is as follows:

(in millions)	December 31, 2022	December 31, 2021

Beginning balance	$351	$435
Tax expense recognized to consolidated statements of operations	(67)	(79)
Tax benefit (expense) recognized to other comprehensive income (loss)	(18)	3
Uncertain tax positions and others	—	(8)
Ending balance	$266	$351
As of December 31, 2022 and 2021, the Company’s current tax receivables were $1 million and $0, respectively, related to its subsidiaries in Europe.
As of December 31, 2022 and 2021, the Company’s current income tax payable of $14 million and $14 million, respectively, is composed of $2 million, $3 million, $9 million and $2 million, $3 million, $9 million for entities incorporated in Europe, the United States/Cayman Islands and Singapore, respectively. The current income tax payable amounts include the following uncertain tax provisions: $0 in the United States for December 31, 2022 and $0 for December 31, 2021; $8 million and $9 million in Singapore for December 31, 2022 and 2021; $3 million and $0 in Europe for December 31, 2022 and 2021, respectively, for exposure arising from unutilized capital allowances and domestic related party transactions. Europe had no current income taxable amounts included in uncertain tax provisions for either December 31, 2022 or 2021.